Share capital and share-based compensation	3 Months Ended
Jan. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital and share-based compensation
Authorized share capital
Li-Cycle Corp. is authorized to issue an unlimited number of voting common shares, Class A non-voting common shares, preference shares and Class A preferred shares, in each case without par value. All issued shares are fully paid.

For retrospective presentation, the number of Li-Cycle Corp. common shares and Class A preferred shares on the Condensed consolidated interim Statements of Changes in Equity have been scaled by the Business Combination exchange ratio of 1:39.91 for periods prior to the completion of the Business Combination on August 10, 2021.

On November 13, 2020, Li-Cycle Corp. completed a Series C private placement with two entities to purchase 281,138 Class A preferred shares at a price of $81.81 per share, for total proceeds of $23,000,000 and incurred transaction fees of $1,380,000.
On January 25, 2021, Li-Cycle Corp. issued 12,000 shares as full and final satisfaction of all obligations under a consulting agreement for services the Company received up to May 2020.
Between June 11, 2021 and June 24, 2021, four employees exercised stock options for a total of 25,664 common shares of Li-Cycle Corp., at an aggregate exercise price of $169,105.

Li-Cycle Holdings Corp. is authorized to issue an unlimited number of voting common shares without par value. All issued shares are fully paid.

On August 10, 2021, the Company finalized the Business Combination described in Note 1. All outstanding common shares and Class A preferred shares of Li-Cycle Corp., 2,407,535 in total, were exchanged for 96,084,679 common shares of Li-Cycle Holdings Corp. at the exchange ratio of 1:39.91. Li-Cycle Holdings Corp. issued an additional 65,671,374 common shares for net proceeds of $525,329,273. As part of this transaction, all outstanding 9,829 Restricted Share Units of Li-Cycle Corp. were settled by issuance of additional 392,276 common shares of Li-Cycle Holdings Corp. and a cashless exercise of 28,779 stock options of Li-Cycle Corp. resulted in the issuance of an additional 1,031,226 common shares of Li-Cycle Holdings Corp.
Between October 15 and December 3, 2021, warrant holders exercised 2,082 warrants for a total of 2,082 common shares of Li-Cycle Holdings Corp. at an aggregate exercise price of $23,943.

During the warrant redemption period of December 27, 2021 to January 28, 2022, warrant holders exercised 7,596 warrants for 7,596 common shares of Li-Cycle Holdings Corp. at an aggregate exercise price of $87,354, and 22,540,651 warrants were surrendered by holders in the Make-Whole Exercise resulting in the issuance of 5,702,644 common shares of Li-Cycle Holdings Corp. at an aggregate share capital impact of 45,868,707.
Long-term incentive plans
Stock options
For stock options issued under the Company's Long Term-Incentive Plan ("LTIP"), each of the Company's stock options converts into one common share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. The vesting period is one-third on the first-year anniversary of the grant of the option, and one-third every consecutive year thereafter. If an options remains unexercised after a period of 10 years from the date of grant, the option expires. Options are forfeited if the recipient terminates their contract with the Company before the options vest.

A summary of stock option activities is as follows:

	Number of Li-Cycle Holdings Corp stock options	Weighted average exercise price of Li-Cycle Holdings Corp stock options
		$
Balance – October 31, 2021	5,296,553	2.81
Granted	592,102	7.88
Balance – January 31, 2022	5,888,655	3.32
As at January 31, 2022, 4,553,635 of the stock options (October 31, 2021: 4,242,707) were exercisable.
A summary of the outstanding stock options is as follows:

	Number of stock options	Exercise price
		$
Expiration dates
September 11, 2022	399,100	0.02
April 10, 2023	798,200	0.02
April 10, 2023	199,231	0.36
April 1, 2024	171,613	0.36
July 17, 2024	865,244	0.36
December 16, 2029	99,775	1.08
April 21, 2030	439,010	1.08
July 19, 2030	371,163	1.08
November 30, 2030	420,452	2.17
February 11, 2031	478,920	2.17
August 10, 2031	1,053,846	10.93
November 22, 2031	31,725	13.20
January 31, 2032	560,377	7.58
	5,888,655
The Company recognized total expenses of $2,877,691 related to stock options during the three months ended January 31, 2022 (2021: $141,228).

The fair value of the stock options granted during the three months ended January 31, 2022 was determined to be $2,911,807 (2021: $934,890) using the Black-Scholes Merton option pricing model. The assumptions used in the stock option pricing model for the grants during the three months ended January 31, 2022 were as follows:

Risk free interest rate	1.44% - 1.69%
Expected life of options	6 years
Expected dividend yield	0.0%
Expected stock price volatility	65% - 70%
Expected forfeiture rate	0.0%

Expected volatility was determined by calculating the average historical volatility of a group of listed entities that are considered similar in nature to the Company.

Restricted share units
Under the terms of the Company's 2021 LTIP, restricted share units ("RSUs") of Li-Cycle Holdings Corp. have been issued to executives, directors, employees and advisors. The RSU vesting periods ranged from several months to 3 years. The RSUs represent the right to receive common shares from the Company in an amount equal to the fair market value of an common share of Li-Cycle Holdings Corp. at the time of distribution. RSUs issued under the 2021 LTIP are expected to be settled in common shares. RSUs issued under the 2021 LTIP are classified as equity on the Condensed consolidated interim statement of financial position.

The Company recognized share-based compensation expense relating to RSUs totaling $2,321,118 in the three months ended January 31, 2022 (three months ended January 31, 2021: $604,943).

A summary of RSU activities is as follows:

	Number of	Weighted average
	Li-Cycle Holdings Corp RSUs	share price on grant date

Balance – October 31, 2021	716,763	$10.93
Granted	1,266,804	$8.79
Balance – January 31, 2022	1,983,567	$9.56

As of January 31, 2022, none of outstanding RSUs had vested. RSUs granted in the three months ended January 31, 2022 vest at a rate of 1/3 per year.